CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net Income / (Loss) for the Year	$ 23,819,117	$ (5,891,024)	$ 11,195,541
Items of Other Comprehensive Income (OCI) that may be Reclassified to Profit or Loss for the Year
Income / (Loss) for the Year from Financial Instruments at Fair Value with Changes through OCI	402,671	(134,580)	(668,759)
Total Other Comprehensive Income (Loss) that may be Reclassified to Profit or Loss for the Year	402,671	(134,580)	(668,759)
Total Other Comprehensive Income (Loss)	402,671	(134,580)	(668,759)
Total Comprehensive Income / (Loss)	24,221,788	(6,025,604)	10,526,782
Total Comprehensive Income / (Loss) Attributable to Parent company's owners	24,110,794	(5,466,139)	9,781,981
Total Comprehensive Income / (Loss) Attributable to Non-controlling Interests	$ 110,994	$ (559,465)	$ 744,801